Biological Assets (Tables)	12 Months Ended
Jun. 30, 2020
Agriculture [Abstract]
Inputs and Assumptions Used in Determining the Fair Value of Biological Assets

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram
Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.
If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).

Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.

The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at June 30, 2020 and June 30, 2019:

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	European Cannabis CGU	Latin American CGU	Cannabis Operating Segment	U.S CBD CGU(1)
June 30, 2020
Terminal value growth rate	3.0%	3.0%	n/a	3.0%	3.0%
Discount rate	16.1%	16.0%	n/a	16.1%	20.3%
Budgeted revenue growth rate (average of next five years)	44.9%	75.0%	n/a	45.4%	212.4%
Fair value less cost to dispose	$1,956,844	$113,703	n/a	$2,188,056	$54,367

June 30, 2019
Terminal value growth rate	3.0%	3.0%	1.9%	3.0%	n/a
Discount rate	11.5%	18.5%	28.4%	13.5%	n/a
Budgeted revenue growth rate (average of next five years)	69.5%	88.7%	60.5%	78.6%	n/a
Fair value less cost to dispose	$4,287,265	$50,707	$299,012	$6,037,423	n/a

(1)	Goodwill is a result of the Company’s acquisition of Reliva (Note 12(a)(i)) on May 28, 2020; no comparative period information is presented.
Key assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2019 is outlined in the following table:

	Canadian Cannabis CGU	Latin American CGU	European Hemp CGU	Analytical Testing CGU
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount Rate	11.5%	31.8%	15.0%	14.0%
Budgeted Revenue growth rate (average of next five years)	50.6%	3.0%	13.5%	12.5%
Fair Value Less Cost to Dispose	$3,712,967	$12,386	$11,572	$8,064

Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets:

Significant inputs & assumptions	Inputs			Impact on fair value
	June 30, 2020	June 30, 2019	Sensitivity	June 30, 2020	June 30, 2019
Average selling price per gram	$4.78	$5.86	Increase or decrease of $1.00 per gram	$14,070	$14,868
Weighted average yield (grams per plant)	52.73	44.31	Increase or decrease by 5 grams per plant	$3,756	$6,295
Standard cost per gram to complete production	$1.73	$2.04	Increase or decrease of $1.00 per gram	$19,318	$17,735

Changes in Carrying Value of Biological Assets
The changes in the carrying value of biological assets during the period are as follows:

	Year ended June 30, 2020	Year ended June 30, 2019 Restated (Note 2(h))
	$	$
Opening balance	50,567	13,620
Production costs capitalized	62,177	41,857
Biological assets acquired through business combinations (Note 12)	—	8,888
Changes in fair value less cost to sell due to biological transformation	56,614	92,503
Transferred to inventory upon harvest	(133,923)	(106,301)
Ending balance	35,435	50,567